Derivative and Hedging Activities - Additional Information (Details) - Designated as Hedging Instrument [Member] $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Interest	Jun. 30, 2022 USD ($) Interest	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Interest	Mar. 31, 2023 USD ($)
Pay Floating Swap Agreement [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative, number of instruments held | Interest				2
Derivative, notional amount				$ 200,000
Derivative, Fixed Coupon Rate				2.41%
Derivative instrument cash payment								$ 4,200
Pay Fixed Swap Agreement [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative, number of instruments held | Interest				1
Derivative, notional amount			$ 49,100	$ 200,000			$ 49,100
Derivative, Fixed Coupon Rate				2.75%
Derivative, Term of Contract (Year)				8 years			9 years
Pay Fixed Swap Agreement [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Net settlements received					$ 974,000
Pay Fixed Swap Agreement [Member] | Cash Flow Hedging [Member] | Interest Income [Member]
Derivative [Line Items]
Derivative Instruments, Net settlements received	$ 989,000	$ 798,000			$ 2,000	$ 1,400
Pay Fixed Swap Agreement [Member] | Cash Flow Hedging [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Derivative [Line Items]
Derivative, Basis Spread on Variable Rate			3.403%				3.403%
Pay Fixed Swap Agreement [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, number of instruments held | Interest			4				4
Derivative, notional amount			$ 201,000				$ 201,000
Pay Fixed Swap Agreements Expiring in 2032 [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, notional amount			$ 101,900				$ 101,900
Derivative, Term of Contract (Year)			10 years
Pay Fixed Swap Agreements Expiring in 2032 [Member] | Fair Value Hedging [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Derivative [Line Items]
Derivative, Basis Spread on Variable Rate			3.39%				3.39%
The 3.4015 Percent Pay Fixed Swap Agreement [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, notional amount			$ 50,000				$ 50,000
Derivative, Term of Contract (Year)			9 years
The 3.4015 Percent Pay Fixed Swap Agreement [Member] | Fair Value Hedging [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Derivative [Line Items]
Derivative, Basis Spread on Variable Rate			3.4015%				3.4015%